LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOSS PER SHARE
Weighted average number of Common Shares	16,667,810	6,511,672	1,416,011
Loss for the year	$ (28,695,041)	$ (35,131,015)	$ (107,983,475)
Basic and diluted loss per share	$ (1.72)	$ (5.40)	$ (76.26)